Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale, Amortized Cost
Due in one year or less	$ 216
Due after one year through five years	1,895
Due after five years through ten years	4,226
Due after ten years	229,491
Total Amortized Cost	647,557	$ 673,226
Available-for-sale, Estimated Fair Value
Due in one year or less	217
Due after one year through five years	1,924
Due after five years through ten years	4,287
Due after ten years	225,816
Total Fair Value	631,835	$ 678,749
Residential Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	332,779
Available-for-sale, Estimated Fair Value
Total Fair Value	323,736
Commercial Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	78,950
Available-for-sale, Estimated Fair Value
Total Fair Value	$ 75,855